Note 4 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Actual, revenues	$ 26,826
Actual, net earnings	1,261
Supplemental pro forma (unaudited), revenues	3,842,946	$ 3,534,790
Supplemental pro forma (unaudited), net earnings	$ 153,075	$ 181,439